Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Column Small Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Select Fund
Class Name	Column Small Cap Select Fund
Trading Symbol	CFSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Select Fund	$31	0.63%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Material Change Date	Dec. 31, 2024
Net Assets	$ 1,107,401,581
Holdings Count | $ / shares	390
Advisory Fees Paid, Amount	$ 2,544,835
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,107,401,581
Number of Holdings	390
Net Advisory Fee	$2,544,835
Portfolio Turnover	49%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	5.8%
Kemper Corp.	1.6%
Enovis Corp.	1.5%
BGC Group, Inc. - Class A	1.4%
Prosperity Bancshares, Inc.	1.4%
Portland General Electric Co.	1.3%
Webster Financial Corp.	1.1%
Silicon Motion Technology Corp. - ADR	1.1%
Tutor Perini Corp.	1.0%
Vimeo, Inc.	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus.

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Fund
Class Name	Column Small Cap Fund
Trading Symbol	CFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Fund	$30	0.61%
[2]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Material Change Date	Dec. 31, 2024
Net Assets	$ 428,710,777
Holdings Count | $ / shares	984
Advisory Fees Paid, Amount	$ 898,877
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$428,710,777
Number of Holdings	984
Net Advisory Fee	$898,877
Portfolio Turnover	29%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.9%
Morningstar, Inc.	1.1%
Goosehead Insurance, Inc. - Class A	1.0%
ServisFirst Bancshares, Inc.	0.9%
Auto Trader Group PLC - ADR	0.9%
Enerpac Tool Group Corp.	0.8%
Ryan Specialty Holdings, Inc.	0.8%
Hanover Insurance Group, Inc.	0.8%
nCino, Inc.	0.7%
iShares Russell 2000 Value ETF	0.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus.

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Select Fund
Class Name	Column Mid Cap Select Fund
Trading Symbol	CFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Select Fund	$25	0.51%
[3]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Material Change Date	Dec. 31, 2024
Net Assets	$ 2,218,039,668
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 3,968,139
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,218,039,668
Number of Holdings	200
Net Advisory Fee	$3,968,139
Portfolio Turnover	13%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.0%
AMETEK, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
Ross Stores, Inc.	2.0%
LPL Financial Holdings, Inc.	1.9%
Broadridge Financial Solutions, Inc.	1.6%
Lennox International, Inc.	1.5%
HEICO Corp. - Class A	1.5%
Teledyne Technologies, Inc.	1.5%
Equifax, Inc.	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus as well as Industrials Sector Risk, a sub-risk of Sector Risk.

Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Fund
Class Name	Column Mid Cap Fund
Trading Symbol	CFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Fund	$24	0.48%
[4]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Material Change Date	Dec. 31, 2024
Net Assets	$ 936,114,987
Holdings Count | $ / shares	701
Advisory Fees Paid, Amount	$ 1,565,065
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$936,114,987
Number of Holdings	701
Net Advisory Fee	$1,565,065
Portfolio Turnover	22%

Holdings [Text Block]

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.2%
AMETEK, Inc.	1.2%
Cencora, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
LPL Financial Holdings, Inc.	1.1%
Lennox International, Inc.	1.0%
Ross Stores, Inc.	1.0%
Westinghouse Air Brake Technologies Corp.	1.0%
Monolithic Power Systems, Inc.	0.9%
Broadridge Financial Solutions, Inc.	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective  December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus as well as Industrials Sector Risk, a sub-risk of Sector Risk.

Updated Prospectus Web Address	https://columnfunds.com/literature

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized